Cover page	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Entity Registrant Name	CI&T Inc
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Central Index Key	0001868995
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2023
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41035
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Estrada Giuseppina Vianelli de Napoli, 1455 - Bl. C,
Entity Address, Address Line Two	pavimento superior, Globaltech,
Entity Address, City or Town	São Paulo
Entity Address, Postal Zip Code	13086-530
Entity Address, Country	BR
Entity Common Stock, Shares Outstanding	21,365,297
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Restatement Recovery Analysis [Flag]	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Security Exchange Name	NYSE
Title of 12(b) Security	Class A common shares, par value US$0.00005 per share
Trading Symbol	CINT
Auditor Name	KPMG Auditores Independentes Ltda.
Auditor Location	São Paulo, Brazil
Auditor Firm ID	1124
Document Financial Statement Error Correction [Flag]	true
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Stanley Rodrigues
Entity Address, Address Line One	Estrada Guiseppina Vianelli De Napoli, 1455 – Bl. C,
Entity Address, Address Line Two	pavimento superior, Globaltech
Entity Address, City or Town	São Paulo
Entity Address, Postal Zip Code	13086-530
Entity Address, Country	BR
City Area Code	+55 19
Local Phone Number	21024500